Note 10 - Convertible and Non-convertible Promissory Notes 1 (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Tables
Convertible Debt [Table Text Block]
	Convertible	OID
	Notes	Convertible
	April 2024	Notes	Total
	(in thousands)
Balance at December 31, 2025	$565	9,335	9,900
Movement in fair value	67	2,296	2,363
Series D Convertible Preferred shares issued for debt	-	(5,755)	(5,755)
Series E Convertible Preferred shares issued for debt	-	(519)	(519)
Gain on settlement of debt	-	(5,257)	(5,257)
Balance at March 31, 2026	$632	$100	$732

	2024	OID
	Convertible	Convertible
	Notes	Notes	Total
	(in thousands)
Balance at December 31, 2024	$1,702	$-	1,702
Reclass of accrued interest to convertible note	471	-	471
Conversions	(2,336)	-	(2,336)
Notes reclassified upon reevaluation of embedded features	-	1,975	1,975
Loss from extinguishment of debt	-	3,187	3,187
New convertible notes issued at fair value	-	935	935
Movement in fair value	728	3,239	3,967
Balance at December 31, 2025	$565	$9,336	$9,900

Schedule of Long-Term Debt Instruments [Table Text Block]
	As of	As of
	March 31,	December 31,
	2026	2025
	(in thousands)

Term loans	$7,072	$6,161
Gross convertible and non-convertible notes	7,072	6,161
Debt discount	(306)	-
Total convertible and non-convertible notes, net	$6,766	$6,161
Current Maturities net of debt discount	(6,766)	(6,161)
Long-term maturities net of debt discount	$-	$-

	As of	As of
	December 31,	December 31,
	2025	2024
	(in thousands)
Term loans	6,161	27,719
Gross convertible and non-convertible notes	6,161	27,719
Debt discount	$-	$(1,239)
Total convertible and non-convertible notes, net	6,161	26,480
Current Maturities net of debt discount	$(6,161)	$(24,851)
Long-term maturities net of debt discount	$-	$1,629

Summary of Troubled Debt Restructuring Note, Debtor [Table Text Block]
Loss on
Debt Restructuring
Cash received on initial Closing	$600
Carrying value of modified term loans	1,164
Less: Fair value of new Notes	(1,609)
Less: Fair value of Series C Convertible Preferred Stock	(1,861)
Loss on debt restructuring	$(1,706)